Bargain Purchase Gain	12 Months Ended
Dec. 31, 2012
Bargain Purchase Gain
(2)	Bargain Purchase Gain

On December 20, 2012, TL purchased 501 common shares of TAP Funding from TAP for cash consideration of $20,532 and reduced management fees with a fair value of $3,852. The common shares acquired by TL represented 50.1% of TAP Funding’s total outstanding 1,000 common shares held by TAP before the acquisition. TL’s purchase of a majority controlling ownership interest in TAP Funding’s common shares allowed the Company to increase the size of its owned fleet at an attractive price. In accordance with the FASB’s Accounting Standards Codification Topic 805Business Combinations, (“ASC 805”), the Company accounted for this transaction as a business combination. ASC 805 requires that a gain be recorded when the fair value of the net assets acquired is greater than the fair value of the consideration transferred. Because the fair value of TAP Funding’s net assets exceeded the purchase consideration, a bargain purchase gain was recorded in 2012 as follows:

Containers, net	$161,038
Net investment in direct financing and sales-type leases	4,120
Revolving credit facility	(108,471)
Other net assets	3,607

Net assets	$60,294

Net assets acquired by TL (1)	$33,825
Cash consideration	(20,532)
Reduced management fees	(3,852)

Bargain purchase gain	$9,441

(1)	In accordance with ASC 805, the control acquired by TL was calculated as TL’s ownership interest in TAP Funding’s common shares of 50.1% plus a control premium determined to be 12% of the noncontrolling interest in TAP Funding’s common shares of 49.9%.

The fair value of reduced management fee was recorded as a part of deferred revenue on the consolidated balance sheets and other and will be amortized to management fees and eliminated entirely by net income attributable to the noncontrolling interest from the acquisition date (December 20, 2012) through January 1, 2019, the beginning of the period in which TL has an option to purchase TAP Funding under TAP Funding’s members agreement.

Net income (loss) attributable to TAP Funding’s operations from December 20, 2012 through December 31, 2012 of $102 was included in the Company’s consolidated financial statements with the equity owned by TAP of $51, or 49.9%, recorded in net income attributable to noncontrolling interest.